BUSINESS COMBINATION (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill	[1]	$ 54,740	$ 43,468
Datapath Inc [Member]
Business Acquisition [Line Items]
Cash and Cash equivalents		680
Trade receivables and contract assets		7,547
Inventories		4,952
Other current assets		1,809
Identified intangible assets		16,454
Goodwill		11,272
Other long-term assets		2,139
Total assets acquired		44,853
Credit facility		9,043
Other current liabilities		9,182
Deferred taxes		4,119
Long-term loan		2,000
Other long-term liabilities		1,278
Total liabilities assumed		25,622
Total purchase price consideration		$ 19,231

[1]	Net of accumulated impairment losses of $ 62,179.